Commitments and Contingencies (Details) - Schedule of Future Minimum Rental Payments for Operating Leases (USD $)	Dec. 31, 2013
Schedule of Future Minimum Rental Payments for Operating Leases [Abstract]
2014	$ 196,531
2015	172,759
2016	172,759
2017	86,379
Total	$ 628,428